Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001576873
Registrant Name	AMERICAN BATTERY TECHNOLOGY Co
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES